GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 17, 2024
Issuance of ordinary shares	$ 164,060
Issuance of private placement	$ 1,940
SBS [Member]
Percentage of shares acquire		100.00%